ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Carrying Amounts of the Major Classes of Assets and Liabilities Classified as Held-for-sale
The carrying amounts of the major classes of assets and liabilities classified as held-for-sale are shown below:

AS AT JUN. 30, 2023 US$ MILLIONS	2023
Cash and cash equivalents	$38
Reinsurance recoverables	174
Premiums due and other receivables	37
Other assets	13
Total assets	262

Policy and contract claims	175
Other liabilities	56
Total liabilities	$231